Fair Value Measurements - Schedule Of Assets And Liabilities That Were Measured At Fair Value On A Recurring Basis (Detail) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 25, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability			$ 4,787,000		$ 3,553,000
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability			0		0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability			4,787,000		$ 3,553,000
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 76,686,000
Fair Value, Recurring | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	3,381,000
Fair Value, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 70,491,000
Virgin Group Acquisition Corp. II [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual Fund held in Trust Account		$ 402,566,409	402,530,526
Backstop derivative liability		30,234,314
Virgin Group Acquisition Corp. II [Member] | Public Warrants | Fair Value, Recurring | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability			6,731,959
Virgin Group Acquisition Corp. II [Member] | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability				$ 20,189,067
Virgin Group Acquisition Corp. II [Member] | Private Placement Warrants | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability			13,340,010	$ 17,796,406
Virgin Group Acquisition Corp. II [Member] | Mutual Fund | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual Fund held in Trust Account		402,566,409	402,530,526
Virgin Group Acquisition Corp. II [Member] | Mutual Fund | Fair Value, Recurring | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual Fund held in Trust Account		402,566,409	402,530,526
Virgin Group Acquisition Corp. II [Member] | Warrant | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		35,920,044	13,340,010
Backstop derivative liability		30,234,314
Virgin Group Acquisition Corp. II [Member] | Warrant | Fair Value, Recurring | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		3,048,919	6,731,959
Virgin Group Acquisition Corp. II [Member] | Warrant | Fair Value, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		32,871,125	6,608,051
Backstop derivative liability		30,234,314
Virgin Group Acquisition Corp. II [Member] | Warrant | Public Warrants | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		3,048,919	6,731,959
Virgin Group Acquisition Corp. II [Member] | Warrant | Public Warrants | Fair Value, Recurring | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		3,048,919
Virgin Group Acquisition Corp. II [Member] | Warrant | Private Placement Warrants | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		2,636,811	6,608,051
Virgin Group Acquisition Corp. II [Member] | Warrant | Private Placement Warrants | Fair Value, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		$ 2,636,811	$ 6,608,051